Statements of Income (Fortman Insurance Agency, LLC) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fortman Insurance Agency, LLC [Member]
REVENUE
Commission income	$ 1,661,937	$ 1,704,341
OPERATING EXPENSES
Salaries and wages	793,868	811,707
General and administrative expenses	290,573	294,985
Marketing and advertising	54,188	70,002
Depreciation and amortization	22,335	26,225
Loss (gain) on sale of assets	9,154	(4,064)
Total operating expenses	1,170,118	1,198,855
Income loss from operations	491,819	505,486
OTHER EXPENSE
Interest expense, net	611	1,641
Net income (loss)	$ 491,208	$ 503,845